Loans receivable, net of credit impairment losses	12 Months Ended
Dec. 31, 2019
15. Loans receivable, net of credit impairment losses

The total loans receivable are comprised of the following:

	As at December 31,
	2018	2019
	RMB’000	RMB’000

Loans receivable at amortized cost(1)	823,770	765,034
Accrued interest	153,181	273,923
Gross loans receivable	976,951	1,038,957
Less: Credit impairment losses	(397,297)	(423,773)
Loans receivable, net of credit impairment losses	579,654	615,184

(1) See Note 27 of Notes to the Consolidated Financial Statements, Section 11 for detailed disclosure.

The following table provides the changes in credit impairment losses between the beginning and the end of the annual period:

	As at December 31,
	2018	2019
	RMB’000	RMB’000

Credit impairment losses as at January 1	26,724	397,297
Changes on initial application of IFRS 9	304,238	-
Transfer from interest receivable credit impairment losses	-	1,782
Charge to statement of profit	67,574	24,694
Write-off	(1,239)	-
Credit impairment losses as at December 31	397,297	423,773

In 2018, the write-off of loans with a total gross carrying amount of RMB1.2 million resulted in the reduction of credit impairment losses by the same amount.

The Group originates loans to customers located primarily in Wuhan City, Hubei Province. The Group’s headquarters, borrowers and operations are located in Wuhan, China, the epicenter for the COVID-19 pandemic. As a result of the COVID-19 outbreak which was first reported on December 31, 2019 in Wuhan, China, the Chinese government imposed a lockdown on the entire Hubei province, travel restrictions and quarantine, the Company’s borrowers and operations have been significantly disrupted. Further, all of our customers are located in Wuhan, China, as a result of the COVID-19 outbreak, government lockdown, travel restrictions, reduced economic activity and quarantines imposed by the Chinese government, our customers’ business operations, financial conditions and cash flows were materially adversely affected, which, in turn, materially adversely affected our collection of interest and principal on our loans to customers.

This geographic concentration of credit exposes the Group to a higher degree of risk associated with this economic region.